ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 195,366	$ 158,028
Total liabilities	131,487	108,651
Revenues	446,103	398,151	$ 243,626
Net loss	13,129	13,317	999
Net cash provided by operating activities	(1,771)	29,314	1,882
Net cash (used in) / provided by investing activities	(1,743)	(1,836)	(681)
Net cash provided by financing activities	(1,320)	(3,686)	(551)
Consolidated VIEs
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	9,294	24,667
Total liabilities	779	5,178
Revenues	790	6,827	1,054
Net loss	(295)	(187)	(8,496)
Net cash provided by operating activities	3,758	632	1,193
Net cash (used in) / provided by investing activities	381	826	$ (188)
Consolidated VIEs | Pledge or collateralization
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 0	$ 0